Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ (3,396)	$ 2,470
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	26,173	25,869
Amortization of deferred financing costs and debt issuance costs	1,559	1,477
Gain on sale of property, plant and equipment	(3)	(475)
Asset impairments	760	2,021
Deferred income taxes	2,351	3,430
Other non-cash items, net	(44)	(367)
Changes in operating assets and liabilities:
Accounts receivable	(4,186)	23,633
Inventories	544	(5,774)
Other current assets	(6,434)	(1,785)
Accounts payable	(6,630)	8,104
Accrued expenses and other current liabilities	(1,384)	(13,850)
Other assets	(418)	(2,087)
Related party receivables, net	(2,923)	(14,199)
Other long-term liabilities	(549)	(9,631)
Net cash provided by operating activities	5,420	18,836
Cash flows from investing activities:
Capital expenditures	(16,192)	(20,804)
Proceeds from sale of property, plant and equipment	23	1,968
Net cash used in investing activities	(16,169)	(18,836)
Cash flows from financing activities:
Debt repayments	(1,533)	(1,691)
Equity contribution		38
Net cash used in financing activities	(1,533)	(1,653)
Effect of exchange rate changes on cash	2	(36)
Net decrease in cash and cash equivalents	(12,280)	(1,689)
Cash and cash equivalents at the beginning of period	78,917	67,697
Cash and cash equivalents at the end of period	$ 66,637	$ 66,008